OPERATING LEASES	6 Months Ended
Jun. 30, 2021
OPERATING LEASES
OPERATING LEASES

10.  OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms ranges from 1.75 to 2.17 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group’s unaudited interim condensed consolidated balance sheet.

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
Right-of-use assets	9,327	11,329	1,755

Operating lease liabilities - current	3,710	6,360	985
Operating lease liabilities – non-current	5,807	6,257	969
Total operating lease liabilities	9,517	12,617	1,954

For the six months ended June 30, 2020, the Group had operating lease costs of RMB7,272 and recorded short-term lease costs of RMB1,382. For the six months ended June 30, 2021, the Group had operating lease costs of RMB3,167 (US$491) and recorded short-term lease costs of RMB1,246 (US$193) Cash paid for amounts included in the measurement of operating lease liabilities were RMB4,159 and RMB2,119 (US$328) for the six months ended June 30, 2020 and 2021, respectively. As of June 30, 2021, the weighted average remaining lease term was 1.75 to 2.17 years and the weighted average discount rate was 5.25% to 6.175%.

The following table summarizes the maturity of operating lease liabilities as of June 30, 2021:

	Operating leases
	RMB	US$
2021	3,408	528
2022	6,907	1070
2023	3,017	467
Thereafter	—	—
Total	13,332	2,065
Less: imputed interest	(715)	(111)
Present value of lease liabilities	12,617	1,954